UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒  Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2014 to December 31, 2014

Date of Report (Date of earliest event reported) January 28, 2015

Commission File Number of securitizer: 001-09292

Central Index Key Number of securitizer: 0000778946

Allan J. Herz, Bluegreen Corporation, (561) 912-8210

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)    ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)   ☒

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Bluegreen has indicated by check mark that there is no activity to report for the annual period from January 1, 2014 to December 31, 2014. No repurchases or replacements were effected pursuant to a repurchase or replacement request or demand during the annual period from January 1, 2014 to December 31, 2014. While repurchases or replacements made by Bluegreen or any of its affiliates were not effected pursuant to a repurchase or replacement request or demand required to be disclosed in this report, Bluegreen notes that it or its affiliates voluntarily repurchased or replaced approximately $4.9 million of receivables during the annual period from January 1, 2014 to December 31, 2014.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Bluegreen Corporation (Securitizer)

Date: January 28, 2015

/s/ Allan J. Herz (Signature)

Name: Allan J. Herz

Title: Senior Vice President, Mortgage Operations and Assistant Treasurer